Document And Entity Information	Jan. 08, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Emerging Growth Company	false
Entity File Number	001-39187
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	10624 S. Eastern Ave.
Entity Address, Address Line Two	Suite A -638
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	989-7692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2370 Corporate Circle, Suite 160
Entity Address, City or Town
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074